Schedule II - Condensed Financial Information of Registrant - Statement of Cash Flows (FY) (Details) - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities
Net income (loss)		$ 1,001,000	$ (2,870,000)	$ (10,681,000)	$ (1,094,000)	$ 595,000
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization		98,000	102,000	417,000	423,000	437,000
Stock-based compensation expense		179,000	(76,000)	(368,000)	(824,000)	(839,000)
Deferred income tax expense				(9,396,000)	0	0
Other (gain) loss		0	5,000	(59,000)	(11,664,000)	(260,000)
Changes in operating assets and liabilities:
Other assets		(418,000)	(719,000)	(138,000)	949,000	908,000
Net cash provided by (used in) operating activities		(6,018,000)	(8,527,000)	(40,474,000)	5,355,000	2,982,000
Cash Flows From Investing Activities
Contributions to subsidiaries	[1]			(1,947,000)
Purchases of investments		(60,052,000)	(68,116,000)	(318,227,000)	(226,794,000)	(391,588,000)
Net cash provided by (used in) investing activities		(468,000)	1,451,000	56,503,000	1,377,000	(7,337,000)
Cash Flows From Financing Activities
Proceeds received from issuance of shares of common stock				5,000,000
Repurchase of common stock				10,000	(12,000)	(36,000)
Net cash provided by (used in) financing activities			5,000,000	2,093,000	(5,012,000)	5,084,000
Net increase (decrease) in cash		(6,486,000)	(2,076,000)	18,122,000	1,720,000	729,000
Cash at beginning of period		28,035,000	9,913,000	9,913,000	8,193,000	7,464,000
Cash at end of period		21,549,000	7,837,000	28,035,000	9,913,000	8,193,000
Supplemental Disclosure of Cash Flow Information:
Interest paid		686,000	699,000	2,979,000	2,883,000	2,586,000
Parent Company
Cash Flows from Operating Activities
Net income (loss)				(10,681,000)	(1,094,000)	595,000
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization				436,000	415,000	421,000
Equity in undistributed (income) loss of subsidiaries				2,748,000	4,202,000	(4,156,000)
Stock-based compensation expense				211,000	218,000	706,000
Deferred income tax expense				3,884,000
Other (gain) loss					(2,593,000)	(260,000)
Changes in operating assets and liabilities:
Due from subsidiaries				2,699,000	8,800,000	(852,000)
Due from Affiliate				107,000	(220,000)	214,000
Current income tax recoverable				0	0	539,000
Other assets				62,000	890,000	625,000
Other liabilities				(203,000)	(915,000)	(715,000)
Net cash provided by (used in) operating activities				(737,000)	9,703,000	(2,883,000)
Cash Flows From Investing Activities
Contributions to subsidiaries				4,000,000	(5,400,000)	(1,150,000)
Dividends received from subsidiaries				0	0	0
Purchases of investments				0	0	(79,000)
Purchases of property and equipment				0	(20,000)	0
Net cash provided by (used in) investing activities				4,000,000	(5,420,000)	(1,229,000)
Cash Flows From Financing Activities
Proceeds received from issuance of shares of common stock				5,000,000	0	0
Repurchase of common stock				10,000	(12,000)	(36,000)
Borrowings under debt arrangements				5,000,000	3,000,000	5,745,000
Repayment of lines of credit				(5,000,000)	(8,000,000)	(625,000)
Stock and debt issuance costs				0	0	0
Net cash provided by (used in) financing activities				5,010,000	(5,012,000)	5,084,000
Net increase (decrease) in cash				8,273,000	(729,000)	972,000
Cash at beginning of period		$ 9,022,000	$ 749,000	749,000	1,478,000	506,000
Cash at end of period				9,022,000	749,000	1,478,000
Supplemental Disclosure of Cash Flow Information:
Interest paid				$ 2,979,000	$ 2,883,000	$ 2,586,000

[1]	See Note 2 ~ VSRM Transaction